Due to Trust Account, Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2025 and 2026 is as follows:

	2025	2026
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,762,641	¥1,776,344
Weighted average interest rate on outstanding balance at end of fiscal year	0.10%	0.26%
At March 31, 2025 and 2026, the MUFG Group had unused lines of credit for financing amounting to ¥3,439,902 million and ¥8,111,352 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and Federal Reserve Bank of New York accounts, and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan and Federal Reserve Bank of New York on demand up to the total amount of collateral eligible for credit extension.
Other short-term borrowings at March 31, 2025 and 2026 were comprised of the following:

	2025	2026
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,527,544	¥1,238,148
Borrowings from the Bank of Japan	14,995,160	2,782,800
Borrowings from other financial institutions	175,267	258,726
Other(1)	997,078	675,219
Total domestic offices	17,695,049	4,954,893
Foreign offices:
Commercial paper	6,707,574	7,445,830
Borrowings from other financial institutions	219,134	455,976
Other	15,169	3,212
Total foreign offices	6,941,877	7,905,018
Total	24,636,926	12,859,911
Less unamortized discount	—	1
Other short-term borrowings—net	¥24,636,926	¥12,859,910
Weighted average interest rate on outstanding balance at end of fiscal year	1.58%	2.30%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.
Long-term debt (with original maturities of more than one year) at March 31, 2025 and 2026 was comprised of the following:

	2025	2026
	(in millions)
MUFG:
Obligations under finance leases	¥726	¥9,096
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2026-2039, principally 1.54%-5.62%	6,419,433	7,142,220
Fixed rate bonds, payable in Euro, due 2028-2033, principally 0.85%-3.56%	278,616	306,275
Fixed rate bonds, payable in other currencies, due 2027-2029, principally 2.73%-4.05% (2)	30,561	28,424
Adjustable rate bonds, payable in Japanese yen, due 2027-2036, principally 0.25%-1.88%	280,900	245,300
Adjustable rate bonds, payable in Euro, due 2027-2036, principally 0.34%-4.64%	324,160	669,381
Adjustable rate borrowings, payable in Japanese yen, due 2029-2037, principally 0.91%-1.86%	245,000	245,000
Floating rate bonds, payable in US dollars, due 2031-2032, principally 4.69%-5.15%	44,856	294,307
Total	7,623,526	8,930,907
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2026-2035, principally 0.37%-2.39%	990,959	1,023,959
Fixed rate bonds, payable in US dollars, no stated maturity, principally 6.35%- 8.20%	116,997	280,535
Fixed rate borrowings, payable in Japanese yen, due 2026-2028, principally 0.57%-0.62%	86,000	64,000
Adjustable rate bonds, payable in Japanese yen, due 2031-2035, principally 0.35%-1.86%	1,005,655	985,791
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.86%-2.77%	2,143,532	2,227,451
Adjustable rate borrowings, payable in Japanese yen, due 2032-2034, principally 0.72%-1.28%	36,000	36,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.03%-3.32%	233,703	297,370
Total	4,612,846	4,915,106
Total	12,237,098	13,855,109
MUFG Bank:
Obligations under finance leases	¥4,397	¥3,901
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2027 , principally 2.34%	8,300	7,800
Fixed rate bonds, payable in US dollars, due 2044-2052, principally 0.00%-4.70%	929,501	1,029,378
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	7,294	8,253
Fixed rate borrowings, payable in Japanese yen, due 2026-2030, principally 0.01%-0.75%	2,358,191	2,835,175
Fixed rate borrowings, payable in US dollars, due 2030-2038, principally 2.93%-3.87%	41,873	66,690
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	1,442,400	—
Floating rate borrowings, payable in US dollars, due 2026-2035, principally 4.12%-4.72%	392,524	304,818
Floating rate borrowings, payable in Euro, due 2029-2036, principally 2.32%-2.66%	80,058	70,596
Floating rate borrowings, payable in other currencies, due 2031, principally 2.05% (2)	2,512	2,614
Total	5,262,653	4,325,324
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2026-2031, principally 2.21%-2.91%	175,800	113,800
Fixed rate borrowings, payable in Japanese yen, due 2025-2026, principally 1.88%-2.24%	21,500	—
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.89%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 1.46%	15,000	15,000
Total	222,300	138,800
Obligations under loan securitization transaction accounted for as secured borrowings due 2026-2080, principally 0.25%-7.25%	291,023	273,846
Total	5,780,373	4,741,871

	2025	2026
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥16,337	¥13,091
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2026-2051, principally 0.15%-5.10%	977,337	966,324
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2026-2036, principally 1.40%-9.47%	30,185	16,932
Fixed rate borrowings, payable in Euro, due 2030-2034, principally 0.00%-2.14%	5,122	4,302
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2026-2031, principally 0.00%-4.00%	317,394	544,334
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2026-2037, principally 0.50%-10.00%(2)	425,945	484,764
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2026-2055, principally 0.00%-15.90%	622,569	673,653
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2026-2032, principally 4.45%-6.12%	169,131	159,728
Floating rate borrowings, payable in Thai baht, due 2026 - 2027, principally 3.00% - 3.05%	—	21,870
Floating rate borrowings, payable in other currencies, due 2026-2036, principally 4.79%-6.95% (2)	188,934	151,027
Total	2,736,617	3,022,934
Subordinated debt (1):
Fixed rate bonds and notes, payable in Japanese yen, due 2030 , principally 2.61%	30,000	10,000
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,049	1,234
Fixed rate bonds and notes, payable in Thai baht, due 2031-2034, principally 3.00%-4.30%	228,800	252,720
Floating rate bonds and notes, payable in US dollars, due 2028, principally 10.86%	4,777	3,830
Total	265,626	267,784
Total	3,018,580	3,303,809
Total	21,036,051	21,900,789
Debt issuance cost	¥(13,644)	¥(16,440)
Total	¥21,022,407	¥21,884,349

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as the Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2025 and 2026.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2026:

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2027	¥492,606	¥1,712,163	¥805,578	¥3,010,347
2028	1,558,437	1,079,297	448,919	3,086,653
2029	1,370,383	403,349	456,906	2,230,638
2030	767,242	150,040	126,794	1,044,076
2031	712,653	190,924	131,449	1,035,026
2032 and thereafter	8,953,788	1,206,098	1,334,163	11,494,049
Total	¥13,855,109	¥4,741,871	¥3,303,809	¥21,900,789
New Issuances of Debt for Basel III
For the fiscal year ended March 31, 2026, the MUFG Group obtained unsecured perpetual subordinated Additional Tier 1 debt financing of $1,000 million (approximately ¥159,880 million), and ¥350,000 million in the form of securities and borrowings from institutional investors in Japan. These securities and borrowings are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2026, the MUFG Group obtained debt financing of ¥40,000 million, $9,000 million (approximately ¥1,438,920 million), and €1,650 million (approximately ¥302,627 million) with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) from global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain External TLAC ratios of 18% on a risk-weighted assets basis and 7.10% on a leverage exposure basis.
For the fiscal year ended March 31, 2026, the MUFG Group obtained subordinated term Tier 2 debt financing of ¥172,000 million in the form of securities issuance and borrowings in Japan. The MUFG Group can be exempted from the obligation to pay principal of and interest on the securities when the MUFG Group are deemed to be at risk of becoming non-viable. According to the approach of the Financial Services Agency of Japan (“FSA”), the point of non-viability will be deemed to have been reached when the Prime Minister of Japan, following deliberation by Japan’s Financial Response Crisis Council pursuant to the Deposit Insurance Act of Japan, confirms that Specified Item 2 Measures need to be applied to MUFG under circumstances where its liabilities exceed or are likely to exceed its assets, or it has suspended or is likely to suspend payment of its obligations.